Derivative Warrant Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Outstanding Warrants Liabilities

The remaining outstanding warrants and terms as of June 30, 2018 and December 31, 2017 is as follows (*):

Issuance date	Outstanding as of December 31, 2017	Outstanding as of June 30, 2018	Exercise Price	Exercisable as of June 30, 2018	Exercisable Through

Series A (2013)	3,895	3,895	$2,885	3,895	October 2018
Series A (2013)	183	183	$2,725	183	April 2023
Series A (2015)	683	683	$1,363	683	April 2020
Series A (2016) (a)	625	-	$-	-	March 2018
Series B (2016) (a)	2,770	2,770	$40	2,770	March 2022

(*)	Share data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.

a)	These warrants contain a full ratchet anti-dilution price protection so that, in most situations upon the issuance of any common stock or securities convertible into common stock at a price below the then-existing exercise price of the outstanding warrants, the warrant exercise price will be reset to the lower common stock sales price. As such anti-dilution price protection does not meet the specific conditions for equity classification, the Company is required to classify the fair value of these warrants as a liability, with changes in fair value to be recorded as income (loss) due to change in fair value of warrant liability. The estimated fair value of our warrant liability at June 30, 2018 and December 31, 2017, was approximately $14 and $28, respectively.

The remaining outstanding warrants and terms as of December 31, 2017 and 2016 is as follows:

Issuance date	Outstanding as of December 31, 2016(*)	Outstanding as of December 31, 2017(*)	Exercise Price (*)	Exercisable as of December 31, 2017(*)	Exercisable Through

Series A (2011)	4,327	-	$2,244	-	December 2016
Series A (2013)	3,895	3,895	$2,885	3,895	October 2018
Series A (2013)	183	183	$2,725	183	April 2023
Series A (2015)	683	683	$1,363	683	April 2020
Series A (2016)(a)	677	625	$40	625	March 2018
Series B (2016)(a)	2,770	2,770	$40	2,770	March 2022

(*)	December 31 2017 and 2016 warrants data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.
a)	These warrants contain a full ratchet anti-dilution price protection so that, in most situations upon the issuance of any common stock or securities convertible into common stock at a price below the then-existing exercise price of the outstanding warrants, the warrant exercise price will be reset to the lower common stock sales price. As such anti-dilution price protection does not meet the specific conditions for equity classification, the Company is required to classify the fair value of these warrants as a liability, with changes in fair value to be recorded as income (loss) due to change in fair value of warrant liability. The estimated fair value of our warrant liability at December 31, 2017 and December 31, 2016, was approximately $28 and $313, respectively.

Schedule of Valuation of Derivative Warrant Liabilities

The following table summarizes the observable inputs used in the valuation of the derivative warrant liabilities as of June 30, 2018 and December 31, 2017(**):

	Series A (2011)	Series A (2013)	Series A (2013)	Series A (2015)	Series A (2016)			Series B (2016)	Total
Balances at December 31, 2017	$-	$-	$-	$-	$	(*	)	$28	$28
Exercised	-	-	-	-		-		-	-
expiration	-	-	-	-		(*	)	-	(*	)
Changes in fair value	-	-	-	-		-		(14)	(14)
Balances at June 30, 2018	$-	$-	$-	$-		$-		$14	$14

(*) Less than 1

(**)	Share data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.

The following table summarizes the observable inputs used in the valuation of the derivative warrant liabilities as of December 31, 2017 and December 31, 2016 (in thousands)(**):

	Series A (2011)	Series A (2013)	Series A (2013)	Series A (2015)	Series A (2016)	Series B (2016)	Total
	(in thousands)
Balances at December 31, 2016	$-	$12	$9	$22	$43	$227	$313
Exercised	-	-	-	-	-	-	-
Cancelled	-	-	-	-	-	-	-
Changes in fair value	-	(12)	(9)	(22)	(43)	(199)	(285)
Balances at December 31, 2017	$-	$-	$-	$-	$ (*)	$28	$28

(*)	Less than 1
(**)	Share data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.

Schedule of Fair Value Assumption

The following table summarizes the observable inputs used in the valuation of the derivative warrant liabilities as of June 30, 2018 and December 31, 2017(*):

	As of June 30, 2018		As of December 31, 2017
	Series A (2016)	Series B (2016)	Series A (2016)	Series B (2016)
Share price	—	$11	$15.1	$15.1
Exercise price	—	$40	$40	$40
Expected volatility	—	102.8%	60%	119%
Risk-free interest	—	2.39%	1.24%	1.89%
Dividend yield	—	—	—	—
Expected life of up to (years)	—	3.75	0.25	4.25

(*)	Share data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.

The following table summarizes the observable inputs used in the valuation of the derivative warrant liabilities as of December 31, 2017 and December 31, 2016:

	As of December 31, 2017(*)		As of December 31, 2016(*)
	Series A (2016)	Series B (2016)	Series A (2016)	Series B (2016)
Share price	$15.1	$15.1	$90.5	$90.5
Exercise price	$40	$40	$40	$40
Expected volatility	60%	119%	380%	380%
Risk-free interest	1.24%	1.89%	0.85%	1.93%
Dividend yield	—	—	—	—
Expected life of up to (years)	0.25	4.25	1.2	5.2

(*)	December 31 2017 and 2016 options data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.

Schedule of Liabilities Measured on a Recurring Basis

Activity in such liabilities measured on a recurring basis is as follows:

Derivative Warrant Liabilities
As of December 31, 2017	$28
Revaluation of warrants	(14)
As of June 30, 2018	$14

Derivative Warrant Liabilities
As of December 31, 2016	$313
Revaluation of warrants	(285)
Exercise warrants	(* )
As of December 31, 2017	$28

(*) Less than 1

Activity in such liabilities measured on a recurring basis is as follows:

	Derivative warrant liabilities
	(in thousands)
As of December 31, 2016	$313
Revaluation of warrants	(285)
Exercise warrants	(*	)
As of December 31, 2017	$28

(*) Less than 1

	Derivative warrant liabilities
	(in thousands)
As of November 30, 2016	$575
Revaluation of warrants	(262)
Exercise warrants	(*	)
As of December 31, 2016	$313

(*) Less than 1